CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2025
CASH AND CASH EQUIVALENTS
Schedule of analysis of cash and cash equivalents

	2025	2024

Banks
- TRY denominated time deposits	10,407,285	2,053,807
- USD denominated time deposits	777,199	548,320
- TRY denominated demand deposits	91,185	110,514
- USD denominated demand deposits	17,104	21,380
- Other foreign currency deposits	14,841	15,441
Money market funds	18	6,086,003

	11,307,632	8,835,465